Comprehensive Income and Loss:	9 Months Ended
Apr. 30, 2013
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Comprehensive Income and Loss:

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2013, was $5,012,734. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2012, was $8,014,132.

Comprehensive income, which includes net income and the change in the foreign currency translation account, for the three months ended April 30, 2013, was $1,296,841. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended April 30, 2012, was $853,204.